Subsequent Events Private Placement of Common Stock Pursuant to Conversion of Escrowed Cash - Additional Information (Detail) (Subsequent Event, Tygris, USD $)
In Thousands, except Share data, unless otherwise specified
1 Months Ended
Aug. 31, 2012
Subsequent Event | Tygris
Subsequent Events
Cash in Escrow Related to TCFG	$ 48,654
Conversion of Stock, Shares Issued	4,032,662
Common Stock, Price per Share on Conversion of TCFG Escrow Cash	$ 12.065